Property and equipment	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Property and equipment
12.	Property and equipment

	Balance at 12/31/2016	Additions	Disposals	Transfers	Balance at 12/31/2017	Business combination	Additions	Disposals	Transfers	Balance at 12/31/2018
Cost
Pin Pads & POS	85,039	75,442	(16,644)	—	143,837	—	136,819	(25,180)	(515)	254,961
IT equipment	14,947	43,713	(58)	(2,603)	55,999	576	18,542	(124)	361	75,354
Facilities	415	1,445	—	2	1,862	—	117	(457)	459	1,981
Leasehold improvements	8,467	7,881	—	22	16,370	—	349	(3,692)	6,117	19,144
Machinery and equipment	6,936	2,786	(247)	2,518	11,993	2	1,587	(50)	515	14,047
Furniture and fixtures	2,461	2,738	—	62	5,261	6	1,633	(245)	194	6,849
Telephony equipment	175	1	—	(1)	175	—	—	—	—	175
Vehicles	415	2	(3)	—	414	—	—	(324)	—	90
Construction in progress	1,149	6,974	(992)	—	7,131	—	—	—	(7,131)	—

	120,004	140,982	(17,944)	—	243,042	584	159,047	(30,072)	—	372,601
Depreciation
Pin Pads & POS	(20,473)	(23,158)	5,874	—	(37,757)	—	(44,698)	12,290	421	(69,744)
IT equipment	(3,432)	(4,879)	7	644	(7,660)	(152)	(13,971)	—	—	(21,783)
Facilities	(60)	(240)	—	—	(300)	—	(504)	95	—	(709)
Leasehold improvements	(1,424)	(2,460)	—	—	(3,884)	—	(4,207)	1,241	—	(6,850)
Machinery and equipment	(882)	(1,596)	126	(626)	(2,978)	(1)	(2,383)	50	(421)	(5,733)
Furniture and fixtures	(225)	(448)	—	(18)	(691)	(3)	(690)	30	—	(1,354)
Telephony equipment	(45)	(36)	—	—	(81)	—	(30)	—	—	(111)
Vehicles	(41)	(19)	—	—	(60)	—	(18)	34	—	(44)

	(26,582)	(32,836)	6,007	—	(53,411)	(156)	(66,501)	13,740	—	(106,328)

Property and equipment, net	93,422	108,146	(11,937)	—	189,631	428	92,546	(16,332)	—	266,273

i)	Depreciation and amortization charges

Depreciation and amortization expense has been charged in the following line items of the consolidated statement of profit or loss:

	2018	2017	2016
Cost of services	54,203	31,224	20,113
General and administrative expenses	38,130	25,984	22,845

Depreciation and Amortization charges	92,333	57,208	42,958

Depreciation charge	66,501	32,836	21,352
Amortization charge (Note 13)	25,832	24,372	21,605

	92,333	57,208	42,957

ii)	Impairment loss and compensation

As of December 31, 2018, 2017 and 2016, there were no indicators of impairment of property and equipment.

iii)	Leased assets

The Group holds equipment under non-cancelable finance lease agreements. The lease terms are between 3 and 15 years, after which the ownership of the assets is transferred to the Group.

Assets under finance lease agreements included in “Pin Pad & POS” and “Machinery and Equipment” are as follows:

	2018	2017	2016
Cost - capitalized finance leases	7,643	8,070	8,070
Accumulated depreciation	(6,470)	(6,259)	(5,314)

Net book value	1,173	1,811	2,756

iv)	Property and equipment pledged as collateral

Finance leases and bank borrowings are collateralized by the Group’s assets with acquisition cost amounts as follows:

	2018	2017	2016
Furniture and fixtures	748	748	748
IT equipment	6,380	6,380	6,380
Leasehold improvements	—	427	427
Machinery and equipment	515	515	515

Total	7,643	8,070	8,070